DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of deferred taxes [Abstract]
Schedule of Statutory Position and Tax Disclosure
The Group’s deferred tax assets and liabilities are as follows:

	2021	2020		2021	2020
Statutory position	£m	£m	Tax disclosure	£m	£m
Deferred tax assets	3,118	2,741	Deferred tax assets	7,095	5,527
Deferred tax liabilities	(39)	(45)	Deferred tax liabilities	(4,016)	(2,831)
Asset at 31 December	3,079	2,696	Asset at 31 December	3,079	2,696

Schedule of Movements in Deferred Tax Liabilities and Assets
Movements in deferred tax assets and liabilities (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

	Tax losses	Property, plant and equipment	Provisions	Share- based payments	Pension liabilities	Derivatives	Asset revaluations[1]	Other temporary differences	Total
Deferred tax assets	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	3,611	663	226	51	53	149	—	185	4,938
Credit (charge) to the income statement	453	5	6	(4)	6	10	29	83	588
Credit (charge) to other comprehensive income	—	—	22	—	(3)	—	—	—	19
Other charge to equity	—	—	—	(18)	—	—	—	—	(18)
At 31 December 2020	4,064	668	254	29	56	159	29	268	5,527
Credit (charge) to the income statement	959	76	12	(8)	15	541	(29)	(49)	1,517
Credit (charge) to other comprehensive income	—	—	36	—	(2)	—	—	—	34
Other credit to equity	—	—	—	17	—	—	—	—	17
At 31 December 2021	5,023	744	302	38	69	700	—	219	7,095

Capitalised software enhancements		Long-term assurance business	Acquisition fair value	Pension assets	Derivatives	Asset revaluations[1]	Other temporary differences	Total
Deferred tax liabilities	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	(21)	(830)	(516)	(150)	(601)	(35)	(163)	(2,316)
(Charge) credit to the income statement	(207)	(13)	144	(77)	(46)	(25)	(76)	(300)
(Charge) credit to other comprehensive income	—	—	—	(165)	(109)	60	—	(214)
Exchange and other adjustments	—	—	—	—	—	—	(1)	(1)
At 31 December 2020	(228)	(843)	(372)	(392)	(756)	—	(240)	(2,831)
(Charge) credit to the income statement	(47)	(319)	20	(93)	(567)	(27)	(93)	(1,126)
(Charge) credit to other comprehensive income	—	—	—	(846)	814	(29)	—	(61)
Exchange and other adjustments	—	—	—	—	—	—	2	2
At 31 December 2021	(275)	(1,162)	(352)	(1,331)	(509)	(56)	(331)	(4,016)
1Financial assets at fair value through other comprehensive income.